HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	$ 9,215	$ 8,036
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	0	72
Liabilities held-for-sale	4	28
Assets and liabilities classified as held for sale | Kyrgyzstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	0	72
Liabilities held-for-sale	0	28
Assets and liabilities classified as held for sale | Medcable
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	0	0
Liabilities held-for-sale	$ 4	$ 0